CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues
Total revenues	¥ 192,379,918	$ 27,096,145	¥ 140,791,683	¥ 173,827,382
Costs and expenses
Cost of revenues	(162,935,107)	(22,948,930)	(115,799,896)	(156,863,229)
Operations and support	(7,417,741)	(1,044,767)	(6,519,542)	(7,525,398)
Sales and marketing	(10,432,817)	(1,469,432)	(9,756,241)	(16,961,328)
Research and development	(8,923,904)	(1,256,906)	(9,535,523)	(9,414,646)
General and administrative	(8,411,624)	(1,184,752)	(17,004,943)	(28,715,206)
Impairment of goodwill and intangible assets acquired from business combination | ¥				(2,789,321)
Total costs and expenses	(198,121,193)	(27,904,787)	(158,616,145)	(222,269,128)
Loss from operations	(5,741,275)	(808,642)	(17,824,462)	(48,441,746)
Interest income	2,170,851	305,758	1,309,864	818,522
Interest expenses	(115,581)	(16,279)	(197,334)	(277,596)
Investment income (loss), net	3,622,112	510,164	(5,769,873)	(167,121)
Impairment loss for equity investments accounted for using Measurement Alternative	(127,834)	(18,005)	(18,540)	0
Income (loss) from equity method investments, net	536,563	75,573	35,854	(475,851)
Other income (loss), net	279,975	39,434	(1,314,105)	(624,466)
Income (loss) before income taxes	624,811	88,003	(23,778,596)	(49,168,258)
Income tax expenses	(89,749)	(12,641)	(3,915)	(166,320)
Net income (loss)	535,062	75,362	(23,782,511)	(49,334,578)
Less: Net income attributable to non-controlling interest shareholders	41,550	5,852	810	9,086
Net income (loss) attributable to DiDi Global Inc.	493,512	69,510	(23,783,321)	(49,343,664)
Accretion of convertible redeemable non-controlling interests to redemption value	(995,685)	(140,240)	(898,649)	(687,617)
Net loss attributable to ordinary shareholders of DiDi Global Inc.	(502,173)	(70,730)	(24,681,970)	(50,031,281)
Other comprehensive income (loss):
Foreign currency translation adjustments, net of tax of nil	642,852	90,543	4,585,505	(1,593,734)
Transfer of accumulated translation adjustments to profit or loss upon disposal of subsidiaries	10,366	1,460
Share of other comprehensive loss of an equity method investee	(4,454)	(627)	(12,617)	(4,811)
Total other comprehensive income (loss)	648,764	91,376	4,572,888	(1,598,545)
Total comprehensive income (loss)	1,183,826	166,738	(19,209,623)	(50,933,123)
Less: comprehensive income attributable to non-controlling interest shareholders	41,550	5,852	810	9,086
Comprehensive income (loss) attributable to DiDi Global Inc.	1,142,276	160,886	(19,210,433)	(50,942,209)
Accretion of convertible redeemable non-controlling interests to redemption value	(995,685)	(140,240)	(898,649)	(687,617)
Comprehensive income (loss) attributable to ordinary shareholders of DiDi Global Inc.	¥ 146,591	$ 20,646	¥ (20,109,082)	¥ (51,629,826)
Weighted average number of shares
- Basic	1,224,576,751	1,224,576,751	1,210,979,609	657,996,437
- Diluted	1,224,576,751	1,224,576,751	1,210,979,609	657,996,437
Net income (loss) per share
- Basic (in dollars per share) | (per share)	¥ (0.41)	$ (0.06)	¥ (20.38)	¥ (76.04)
- Diluted (in dollars per share) | (per share)	¥ (0.41)	$ (0.06)	¥ (20.38)	¥ (76.04)
ADS
Weighted average number of shares
- Basic	4,898,307,004	4,898,307,004	4,843,918,436	2,631,985,748
- Diluted	4,898,307,004	4,898,307,004	4,843,918,436	2,631,985,748
Net income (loss) per share
- Basic (in dollars per share) | (per share)	¥ (0.10)	$ (0.01)	¥ (5.10)	¥ (19.01)
- Diluted (in dollars per share) | (per share)	¥ (0.10)	$ (0.01)	¥ (5.10)	¥ (19.01)
China Mobility
Revenues
Total revenues	¥ 175,033,586	$ 24,652,965	¥ 125,930,620	¥ 160,520,747
International
Revenues
Total revenues	7,842,151	1,104,544	5,863,123	3,622,366
Other Initiatives
Revenues
Total revenues	¥ 9,504,181	$ 1,338,636	¥ 8,997,940	¥ 9,684,269